SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Revenue by major customer
In the years ended December 31, 2015, 2014 and 2013, revenues from each of the following customers accounted for over 10% of our consolidated revenues:

(in thousands of $)	2015		2014		2013
Petrobras	100,052	23%	99,976	25%	85,899	26%
PTNR	67,325	15%	66,345	17%	65,478	20%
KNPC	47,402	11%	43,220	11%	—	—%
DUSUP	41,970	10%	48,392	12%	48,029	15%
Pertamina	38,061	9%	40,004	10%	37,302	11%
BG Group plc	31,370	7%	68,884	17%	66,341	20%

Revenues and fixed assets with respect to geographical area
The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues (in thousands of $)	2015	2014	2013

Brazil	100,052	99,976	85,899
Indonesia	67,325	66,345	65,478
Kuwait	47,402	43,220	—
United Arab Emirates	41,970	48,392	48,029

Fixed assets (in thousands of $)	2015	2014

Brazil	369,922	392,132
Jordan	286,974	—
Kuwait	275,684	281,946
Indonesia	205,188	219,610
United Arab Emirates	133,883	133,082